Cover	6 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Iconic Brands, Inc.
Entity Central Index Key	0001350073
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020